UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund –
.
PAIBX International Bond Fund–
.
Advisor  Class
RPISX International Bond Fund–
.
I  Class
TRLZX International Bond Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE International Bond Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
International Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.37% of the
portfolio at the end of the reporting period.

T. ROWE PRICE International Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE International Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE International Bond Fund

INTERNATIONAL BOND FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,010.60 $3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.47   3.36
Advisor Class
Actual   1,000.00   1,002.00   10.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,014.48   10.39
I Class
Actual   1,000.00   1,009.80   2.69
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.12   2.71
Z Class
Actual   1,000.00   1,012.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.67%,
the
2
Advisor Class was 2.08%, the
3
I Class was 0.54%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 7.07 $ 9.03 $ 9.91 $ 9.01 $ 8.62 $ 9.06
Investment activities
Net investment
income
(1)(2)
0.09 0.14 0.12 0.13 0.18 0.18
Net realized and
unrealized gain/loss (0.01) (1.96) (0.83) 0.90 0.39 (0.44)
Total from
investment activities 0.08 (1.82) (0.71) 1.03 0.57 (0.26)
Distributions
Net investment
income (0.09) (0.08) (0.12) (0.13) (0.17) (0.18)
Net realized gain — — (0.05) — (0.01) —
Tax return of capital — (0.06) — — — —
Total distributions (0.09) (0.14) (0.17) (0.13) (0.18) (0.18)
NET ASSET VALUE
End of period $ 7.06 $ 7.07 $ 9.03 $ 9.91 $ 9.01 $ 8.62

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
1.06% (20.30)% (7.19)% 11.50% 6.66% (2.94)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.91%
(4)
0.86% 0.71% 0.69% 0.70% 0.67%
Net expenses after
waivers/payments
by Price Associates 0.67%
(4)
0.67% 0.69% 0.69% 0.70% 0.67%
Net investment
income 2.47%
(4)
1.77% 1.31% 1.37% 2.07% 2.06%
Portfolio turnover rate 27.0% 69.3% 37.9% 61.2% 26.3% 39.1%
Net assets, end of
period (in millions) $241 $253 $478 $843 $663 $1,162
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 7.07 $ 9.06 $ 9.93 $ 9.03 $ 8.63 $ 9.08
Investment activities
Net investment
income
(1)(2)
0.04 0.05 0.09 0.09 0.16 0.16
Net realized and
unrealized gain/loss (0.02) (1.97) (0.82) 0.91 0.39 (0.46)
Total from
investment activities 0.02 (1.92) (0.73) 1.00 0.55 (0.30)
Distributions
Net investment
income (0.15) (0.05) (0.09) (0.10) (0.14) (0.15)
Net realized gain — — (0.05) — (0.01) —
Tax return of capital — (0.02) — — — —
Total distributions (0.15) (0.07) (0.14) (0.10) (0.15) (0.15)
NET ASSET VALUE
End of period $ 6.94 $ 7.07 $ 9.06 $ 9.93 $ 9.03 $ 8.63

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
0.20% (21.25)% (7.33)% 11.14% 6.47% (3.36)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 2.11%
(4)
1.75% 0.98% 1.01% 1.00% 1.01%
Net expenses after
waivers/payments
by Price Associates 2.08%
(4)
1.75% 0.98% 0.99% 1.00% 1.00%
Net investment
income 1.05%
(4)
0.71% 0.96% 1.02% 1.75% 1.75%
Portfolio turnover rate 27.0% 69.3% 37.9% 61.2% 26.3% 39.1%
Net assets, end of
period (in thousands) $3,033 $3,263 $4,780 $5,396 $5,284 $6,737
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 7.09 $ 9.05 $ 9.93 $ 9.03 $ 8.64 $ 9.07
Investment activities
Net investment
income
(1)(2)
0.09 0.15 0.13 0.14 0.20 0.20
Net realized and
unrealized gain/loss (0.02) (1.96) (0.82) 0.90 0.38 (0.46)
Total from
investment activities 0.07 (1.81) (0.69) 1.04 0.58 (0.26)
Distributions
Net investment
income (0.09) (0.08) (0.14) (0.14) (0.18) (0.19)
Net realized gain — — (0.05) — (0.01) —
Tax return of capital — (0.07) — — — —
Total distributions (0.09) (0.15) (0.19) (0.14) (0.19) (0.19)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — —
(4)
0.02
NET ASSET VALUE
End of period $ 7.07 $ 7.09 $ 9.05 $ 9.93 $ 9.03 $ 8.64

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(5)
0.98% (20.14)% (7.02)% 11.66% 6.83% (2.71)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.58%
(6)
0.57% 0.53% 0.54% 0.56% 0.55%
Net expenses after
waivers/payments
by Price Associates 0.54%
(6)
0.54% 0.53% 0.54% 0.54% 0.54%
Net investment
income 2.62%
(6)
1.93% 1.42% 1.51% 2.20% 2.21%
Portfolio turnover rate 27.0% 69.3% 37.9% 61.2% 26.3% 39.1%
Net assets, end of
period (in thousands) $436,178 $401,030 $409,624 $386,901 $440,200 $556,221
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.08 $ 9.03 $ 9.91 $ 8.65
Investment activities
Net investment income
(2)(3)
0.12 0.19 0.19 0.14
Net realized and unrealized gain/loss (0.03) (1.95) (0.83) 1.26
Total from investment activities 0.09 (1.76) (0.64) 1.40
Distributions
Net investment income (0.11) (0.10) (0.19) (0.14)
Net realized gain — — (0.05) —
Tax return of capital — (0.09) — —
Total distributions (0.11) (0.19) (0.24) (0.14)
NET ASSET VALUE
End of period $ 7.06 $ 7.08 $ 9.03 $ 9.91
Ratios/Supplemental Data
Total return
(3)(4)
1.25% (19.65)% (6.54)% 16.34%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.57%
(5)
0.54% 0.52% 0.73%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 3.24%
(5)
2.45% 2.02% 1.94%
(5)
Portfolio turnover rate 27.0% 69.3% 37.9% 61.2%
Net assets, end of period (in thousands) $318,059 $235,142 $374,142 $115
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.7%
Government Bonds 0.7%
Republic of Albania, 3.50%, 10/9/25 (EUR)  (1) 860,000 901
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1) 720,000 727
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1) 2,730,000 2,488
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 2,640,000 2,824
Total Albania (Cost
$7,636
)
6,940
AUSTRALIA 3.4%
Corporate Bonds 0.8%
APA Infrastructure, 3.125%, 7/18/31 (GBP)  915,000 911
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 991
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,830,000 2,001
NBN, 4.125%, 3/15/29 (EUR)  1,910,000 2,091
Telstra, 1.00%, 4/23/30 (EUR)  545,000 500
Transurban Finance, 3.00%, 4/8/30 (EUR)  1,900,000 1,944
8,438
Government Bonds 2.6%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  24,659,000 17,069
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,710,000 2,515
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,202
25,786
Total Australia (Cost
$38,060
)
34,224
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51  (1) 6,877,000 4,334
Total Austria (Cost
$4,207
)
4,334
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 284
Total Belgium (Cost
$281
)
284
BRAZIL 1.6%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  (2) 1,125,000 968

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MercadoLibre, 3.125%, 1/14/31 (USD)  1,380,000 1,101
Suzano Austria, 5.00%, 1/15/30 (USD)  900,000 852
2,921
Government Bonds 1.3%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  6,746,097 1,409
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  17,395,000 3,612
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  41,598,000 8,451
13,472
Total Brazil (Cost
$14,542
)
16,393
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  (1) 1,420,000 1,538
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  3,310,000 3,585
Total Bulgaria (Cost
$5,063
)
5,123
CANADA 5.2%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 1,690,000 1,155
1,155
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77  (3) 4,481,000 3,007
3,007
Government Bonds 4.8%
Government of Canada, 1.00%, 3/1/27  53,886,000 37,054
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  11,176,840 10,051
Province of Ontario, 3.50%, 6/2/43  996,000 685
47,790
Total Canada (Cost
$56,408
)
51,952
CHILE 0.5%
Corporate Bonds 0.4%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  (1) 2,335,000 2,087
Interchile, 4.50%, 6/30/56 (USD)  1,700,000 1,413
3,500

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,192
1,192
Total Chile (Cost
$5,047
)
4,692
CHINA 6.2%
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR)  (1) 2,000,000 2,069
Tencent Holdings, 3.24%, 6/3/50 (USD)  1,850,000 1,215
3,284
Government Bonds 5.9%
People's Republic of China, Series INBK, 2.60%, 9/1/32  170,000,000 23,157
People's Republic of China, Series INBK, 2.69%, 8/15/32  70,000,000 9,604
People's Republic of China, Series INBK, 3.02%, 5/27/31  50,000,000 7,055
People's Republic of China, Series INBK, 3.32%, 4/15/52  30,000,000 4,313
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 4,469
People's Republic of China, Series 1908, 4.00%, 6/24/69  10,000,000 1,660
People's Republic of China, Series 1915, 3.13%, 11/21/29  60,000,000 8,508
58,766
Total China (Cost
$63,253
)
62,050
COLOMBIA 0.7%
Corporate Bonds 0.1%
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,050,000 1,015
1,015
Government Bonds 0.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 1,952
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,496
Republic of Colombia, Series B, 13.25%, 2/9/33  295,300,000 83
5,531
Total Colombia (Cost
$5,534
)
6,546
CYPRUS 0.6%
Government Bonds 0.6%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 3,004
Republic of Cyprus, 1.25%, 1/21/40  50,000 36
Republic of Cyprus, 1.50%, 4/16/27  425,000 431
Republic of Cyprus, 2.75%, 2/26/34  547,000 533
Republic of Cyprus, 2.75%, 5/3/49  642,000 576

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,310
Total Cyprus (Cost
$7,504
)
5,890
CZECH REPUBLIC 1.4%
Government Bonds 1.4%
Republic of Czech, Series 105, 2.75%, 7/23/29  241,480,000 10,093
Republic of Czech, Series 125, 1.50%, 4/24/40  59,000,000 1,779
Republic of Czech, Series 142, 1.95%, 7/30/37  50,870,000 1,762
Total Czech Republic (Cost
$13,117
)
13,634
DENMARK 0.6%
Corporate Bonds 0.6%
Danske Bank, VR, 0.75%, 6/9/29 (EUR)  (2)(3) 560,000 504
Danske Bank, VR, 1.375%, 2/17/27 (EUR)  (3) 500,000 498
Danske Bank, VR, 1.375%, 2/12/30 (EUR)  (3) 1,475,000 1,491
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,071
TDC Net, 5.618%, 2/6/30 (EUR)  2,345,000 2,503
Total Denmark (Cost
$6,288
)
6,067
FRANCE 3.9%
Corporate Bonds 1.4%
Altice France, 5.875%, 2/1/27  (1) 375,000 339
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 489
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  500,000 478
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  900,000 963
BNP Paribas, VR, 2.125%, 1/23/27  (3) 1,000,000 1,022
BNP Paribas, VR, 3.875%, 1/10/31  (2)(3) 1,000,000 1,074
BPCE, 0.25%, 1/14/31  1,100,000 903
BPCE, 3.50%, 1/25/28  (2) 900,000 955
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,470
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,113
Credit Agricole Assurances, VR, 2.625%, 1/29/48  (3) 1,000,000 956
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,157
IPD 3, 8.00%, 6/15/28  (1) 305,000 339
Loxam, 6.375%, 5/15/28  645,000 696
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  1,100,000 900
Veolia Environnement, 1.25%, 4/2/27  1,000,000 993
Veolia Environnement, 1.94%, 1/7/30  500,000 489
14,336
Government Bonds 2.5%
Republic of France, 0.00%, 5/25/32  17,576,000 14,910

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of France, 1.25%, 5/25/36  (1) 11,328,000 9,981
24,891
Total France (Cost
$44,484
)
39,227
GERMANY 4.3%
Corporate Bonds 1.0%
Allianz, VR, 3.375%  (3)(4) 2,300,000 2,441
E.ON International Finance, 6.25%, 6/3/30 (GBP)  815,000 1,041
Fresenius, 5.00%, 11/28/29  1,200,000 1,322
Gruenenthal, 3.625%, 11/15/26  (1) 200,000 205
Gruenenthal, 6.75%, 5/15/30  (1) 100,000 111
Hannover Rueck, VR, 1.125%, 10/9/39  (3) 1,900,000 1,630
Hannover Rueck, VR, 1.75%, 10/8/40  (2)(3) 900,000 778
TK Elevator Midco, 4.375%, 7/15/27  (1)(2) 490,000 477
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 200
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,637
9,842
Government Bonds 3.3%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  16,001,903 17,056
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  13,404,800 14,901
KfW, 4.70%, 6/2/37 (CAD)  924,000 713
32,670
Total Germany (Cost
$43,798
)
42,512
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31  (1) 3,809,000 3,339
Total Greece (Cost
$4,585
)
3,339
HUNGARY 1.2%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR)  (3) 910,000 1,006
1,006
Government Bonds 1.1%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,557,000 1,712
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  190,000,000 473
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  4,380,620,000 8,816
11,001
Total Hungary (Cost
$14,040
)
12,007

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ICELAND 0.4%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,634
1,634
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,064
2,064
Total Iceland (Cost
$4,598
)
3,698
INDIA 1.3%
Corporate Bonds 0.5%
ABJA Investment, 5.45%, 1/24/28 (USD)  (2) 1,219,000 1,204
Reliance Industries, 2.875%, 1/12/32 (USD)  (2) 1,800,000 1,502
State Bank of India, 4.875%, 5/5/28 (USD)  (2) 2,600,000 2,550
5,256
Government Bonds 0.8%
Republic of India, 7.26%, 8/22/32  602,040,000 7,419
7,419
Total India (Cost
$12,555
)
12,675
INDONESIA 2.6%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,200,000 943
943
Government Bonds 2.5%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  (2) 6,942,000 7,530
Republic of Indonesia, Series FR87, 6.50%, 2/15/31  131,193,000,000 8,830
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  52,200,000,000 3,499
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  69,495,000,000 4,731
24,590
Total Indonesia (Cost
$26,028
)
25,533
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  522,000 400
Republic of Ireland, 2.00%, 2/18/45  983,000 874
Total Ireland (Cost
$2,008
)
1,274

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 2.0%
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (1)(3) 1,280,000 1,097
Israel Electric, 7.875%, 12/15/26 (USD)  500,000 523
Leviathan Bond, 6.50%, 6/30/27 (USD)  (1) 1,000,000 960
2,580
Government Bonds 1.7%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,056
State of Israel, Series 0142, 5.50%, 1/31/42  18,595,000 5,996
State of Israel, Series 0347, 3.75%, 3/31/47  3,542,000 911
State of Israel, Series 0825, 1.75%, 8/31/25  28,725,389 7,357
17,320
Total Israel (Cost
$23,670
)
19,900
ITALY 4.4%
Corporate Bonds 0.7%
Autostrade per l'Italia, 2.00%, 12/4/28  990,000 944
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 977
Autostrade per l'Italia, 2.25%, 1/25/32  550,000 486
CA Auto Bank, 0.50%, 9/13/24  (2) 1,000,000 1,040
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  700,000 670
Intesa Sanpaolo, 1.75%, 7/4/29  (2) 1,000,000 933
Lottomatica, FRN, 3M EURIBOR + 4.125%, 7.588%, 6/1/28  (1) 185,000 202
Snam, 0.875%, 10/25/26  1,165,000 1,153
UniCredit, VR, 4.875%, 2/20/29  (3) 650,000 704
7,109
Government Bonds 3.7%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  (2) 23,307,000 26,302
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  6,668,000 5,207
Italy Buoni Poliennali Del Tesoro, Series 5Y, 3.40%, 4/1/28  5,125,000 5,514
37,023
Total Italy (Cost
$46,143
)
44,132
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,790,000 2,557
Total Ivory Coast (Cost
$2,405
)
2,557

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 11.8%
Government Bonds 11.8%
Government of Japan, Series 44, 1.70%, 9/20/44  1,297,900,000 10,118
Government of Japan, Series 73, 0.70%, 12/20/51  53,700,000 323
Government of Japan, Series 74, 1.00%, 3/20/52  1,890,250,000 12,300
Government of Japan, Series 75, 1.30%, 6/20/52  1,516,250,000 10,614
Government of Japan, Series 76, 1.40%, 9/20/52  2,092,550,000 15,003
Government of Japan, Series 338, 0.40%, 3/20/25  2,089,800,000 14,603
Government of Japan Treasury Bills, Series 1130, (0.12)%,
7/10/23  2,300,000,000 15,940
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  900,364,000 6,362
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  1,564,435,400 11,145
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  1,701,420,400 12,173
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  1,244,065,888 9,244
Total Japan (Cost
$136,820
)
117,825
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD)  (1) 1,485,000 1,298
Total Kuwait (Cost
$1,488
)
1,298
LATVIA 1.1%
Government Bonds 1.1%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 11,436
Total Latvia (Cost
$13,221
)
11,436
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26  (1) 200,000 213
Total Lithuania (Cost
$226
)
213
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29  (1) 365,000 305

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,377
Logicor Financing, 1.50%, 7/13/26  1,075,000 1,010
Total Luxembourg (Cost
$3,438
)
2,692
MALAYSIA 2.4%
Government Bonds 2.4%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  21,374,000 4,464
Government of Malaysia, Series 0216, 4.736%, 3/15/46  70,374,000 16,237
Government of Malaysia, Series 0318, 4.642%, 11/7/33  15,499,000 3,529
Total Malaysia (Cost
$25,526
)
24,230
MEXICO 2.2%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,344
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (2)(3) 1,900,000 1,693
3,037
Government Bonds 1.9%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  2,185,000 1,875
United Mexican States, Series M, 7.50%, 5/26/33  154,114,000 8,296
United Mexican States, Series M, 8.50%, 5/31/29  21,234,000 1,229
United Mexican States, Series M, 8.50%, 11/18/38  125,106,000 7,126
18,526
Total Mexico (Cost
$20,140
)
21,563
NETHERLANDS 0.7%
Corporate Bonds 0.7%
ING Groep, VR, 1.25%, 2/16/27  (3) 1,500,000 1,498
LeasePlan, VR, 7.375%  (3)(4) 1,500,000 1,602
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,023
TenneT Holding, 2.00%, 6/5/34  2,100,000 1,970
Trivium Packaging Finance, 3.75%, 8/15/26  (1) 175,000 176
Ziggo, 2.875%, 1/15/30  (2) 510,000 447
Total Netherlands (Cost
$7,094
)
6,716
NEW ZEALAND 0.9%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  1,290,000 1,370
1,370

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.8%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  14,136,000 7,904
7,904
Total New Zealand (Cost
$9,550
)
9,274
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.25%, 3/13/27 (EUR)  (1) 860,000 960
Total North Macedonia (Cost
$910
)
960
NORWAY 0.2%
Corporate Bonds 0.2%
Avinor, 0.75%, 10/1/30 (EUR)  1,750,000 1,546
Total Norway (Cost
$1,544
)
1,546
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (2)(3) 1,170,000 1,075
Total Peru (Cost
$1,176
)
1,075
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 927
Total Philippines (Cost
$1,092
)
927
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR)  (1) 365,000 347
Total Poland (Cost
$435
)
347
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 1.125%, 2/12/27  (3) 1,000,000 957
Banco Comercial Portugues, VR, 1.75%, 4/7/28  (3) 600,000 553
Banco Comercial Portugues, VR, 6.888%, 12/7/27  (2)(3) 1,200,000 1,216
Total Portugal (Cost
$2,831
)
2,726

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 0.2%
Corporate Bonds 0.2%
QNB Finance, 2.75%, 2/12/27 (USD)  2,200,000 2,034
Total Qatar (Cost
$2,097
)
2,034
ROMANIA 1.8%
Corporate Bonds 0.2%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (2)(3) 1,360,000 1,529
1,529
Government Bonds 1.6%
Republic of Romania, 2.125%, 3/7/28 (EUR)  (1) 1,510,000 1,434
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 328
Republic of Romania, 2.875%, 5/26/28 (EUR)  (2) 3,700,000 3,632
Republic of Romania, 3.624%, 5/26/30 (EUR)  4,101,000 3,932
Republic of Romania, Series 15Y, 4.75%, 10/11/34  37,045,000 6,882
16,208
Total Romania (Cost
$19,719
)
17,737
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,000,000 884
Total Saudi Arabia (Cost
$926
)
884
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  1,070,000 1,008
Republic of Senegal, 5.375%, 6/8/37 (EUR)  1,530,000 1,120
Total Senegal (Cost
$2,015
)
2,128
SERBIA 1.2%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR)  (5) 296,383 289
United Group, 4.625%, 8/15/28 (EUR)  (1) 650,000 574
863

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
Republic of Serbia, 1.00%, 9/23/28 (EUR)  (1) 4,900,000 4,148
Republic of Serbia, 1.50%, 6/26/29 (EUR)  (1) 1,890,000 1,599
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,526
Republic of Serbia, 2.05%, 9/23/36 (EUR)  (1) 1,742,000 1,171
Republic of Serbia, 2.05%, 9/23/36 (EUR)  2,450,000 1,646
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  120,400,000 998
11,088
Total Serbia (Cost
$15,981
)
11,951
SINGAPORE 3.4%
Government Bonds 3.4%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,069
Government of Singapore, 1.625%, 7/1/31  8,331,000 5,535
Government of Singapore, 2.375%, 6/1/25  3,960,000 2,865
Government of Singapore, 2.875%, 7/1/29  28,484,000 20,780
Total Singapore (Cost
$34,196
)
34,249
SLOVENIA 1.2%
Government Bonds 1.2%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  1,805,000 1,589
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  6,515,000 6,621
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 910
Republic of Slovenia, Series RS78, 1.75%, 11/3/40  2,675,000 2,220
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 817
Total Slovenia (Cost
$15,539
)
12,157
SOUTH AFRICA 1.2%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  (2) 850,000 914
914
Government Bonds 1.1%
Republic of South Africa, Series R186, 10.50%, 12/21/26  76,790,000 4,242
Republic of South Africa, Series R213, 7.00%, 2/28/31  165,298,000 7,033
11,275
Total South Africa (Cost
$12,602
)
12,189

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
NongHyup Bank, 4.875%, 7/3/28 (USD)  (1) 1,940,000 1,915
Shinhan Bank, 4.50%, 4/12/28 (USD)  (1) 2,090,000 2,039
Total South Korea (Cost
$4,015
)
3,954
SPAIN 2.2%
Corporate Bonds 1.2%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  1,400,000 1,480
Banco de Sabadell, VR, 0.875%, 6/16/28  (3) 1,100,000 1,005
Banco de Sabadell, VR, 5.125%, 11/10/28  (3) 900,000 989
Banco Santander, 1.125%, 1/17/25  1,000,000 1,038
CaixaBank, 3.75%, 9/7/29  500,000 538
CaixaBank, VR, 2.75%, 7/14/28  (3) 1,600,000 1,745
CaixaBank, VR, 6.25%, 2/23/33  (3) 400,000 439
Cellnex Telecom, 1.75%, 10/23/30  (2) 2,900,000 2,550
Cirsa Finance International, 6.25%, 12/20/23  (1) 284,766 309
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,535
11,628
Government Bonds 1.0%
Kingdom of Spain, 0.00%, 1/31/28  (1) 10,972,000 10,340
10,340
Total Spain (Cost
$22,595
)
21,968
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka Treasury Bills, Series 91, 23.307%, 7/7/23  71,000,000 230
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/1/23  83,000,000 249
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/15/23  257,000,000 768
Republic of Sri Lanka Treasury Bills, Series 182, 19.70%,
12/8/23  136,000,000 407
Republic of Sri Lanka Treasury Bills, Series 182, 23.18%,
10/6/23  272,000,000 840
Republic of Sri Lanka Treasury Bills, Series 364, 21.75%, 4/5/24  381,000,000 1,083
Total Sri Lanka (Cost
$3,468
)
3,577

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 2.1%
Corporate Bonds 0.2%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  1,010,000 1,029
Tele2, 0.75%, 3/23/31 (EUR)  610,000 519
Verisure Holding, 3.875%, 7/15/26 (EUR)  (1) 260,000 266
1,814
Government Bonds 1.9%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  (2) 218,065,000 19,584
19,584
Total Sweden (Cost
$24,890
)
21,398
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 749
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR)  (3) 1,069,000 1,160
UBS Group, VR, 2.875%, 4/2/32 (EUR)  (3) 1,115,000 1,060
Total Switzerland (Cost
$2,949
)
2,969
THAILAND 2.1%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (3) 1,750,000 1,485
1,485
Government Bonds 1.9%
Kingdom of Thailand, 2.00%, 12/17/31  500,073,000 13,638
Kingdom of Thailand, 3.65%, 6/20/31  176,997,000 5,419
19,057
Total Thailand (Cost
$22,366
)
20,542
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
Abu Dhabi National Energy, 4.375%, 1/24/29 (USD)  (1) 1,135,000 1,123
MDGH GMTN RSC, 4.375%, 11/22/33 (USD)  (1) 770,000 743
Total United Arab Emirates (Cost
$1,894
)
1,866

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 9.7%
Corporate Bonds 2.5%
Barclays, VR, 0.577%, 8/9/29 (EUR)  (3) 820,000 716
Barclays, VR, 0.877%, 1/28/28 (EUR)  (3) 800,000 757
Barclays, VR, 5.262%, 1/29/34 (EUR)  (3) 460,000 500
Barclays, VR, 6.369%, 1/31/31  (3) 790,000 960
Bellis Acquisition, 3.25%, 2/16/26  (1)(2) 450,000 477
Deuce Finco, 5.50%, 6/15/27  (1) 345,000 371
Eastern Power Networks, 5.75%, 3/8/24  38,000 48
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR)  (3) 1,830,000 1,995
INEOS Finance, 6.625%, 5/15/28 (EUR)  (1) 365,000 391
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,145,000 1,175
Legal & General Group, VR, 5.375%, 10/27/45  (3) 525,000 632
Marks & Spencer, 6.00%, 6/12/25  450,000 554
Motion Finco, 7.375%, 6/15/30 (EUR)  (1) 1,085,000 1,177
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR)  (2)(3) 950,000 991
NatWest Group, VR, 0.67%, 9/14/29 (EUR)  (3) 850,000 749
NatWest Group, VR, 0.78%, 2/26/30 (EUR)  (3) 365,000 317
NatWest Group, VR, 1.043%, 9/14/32 (EUR)  (3) 850,000 757
Next Group, 3.625%, 5/18/28  1,787,000 1,993
Next Group, 4.375%, 10/2/26  540,000 640
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR)  (3) 1,050,000 912
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29  (3) 530,000 547
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR)  (3) 800,000 822
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,084
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 132
Sky, 1.875%, 11/24/23 (EUR)  881,000 953
Standard Chartered, VR, 2.50%, 9/9/30 (EUR)  (3) 1,500,000 1,518
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 995
Tesco Corporate Treasury Services, 1.875%, 11/2/28  950,000 963
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (1) 1,095,000 1,052
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 720
24,898
Government Bonds 7.2%
United Kingdom Gilt, 0.625%, 6/7/25  12,751,000 14,825
United Kingdom Gilt, 0.625%, 10/22/50  5,300,000 2,730
United Kingdom Gilt, 1.50%, 7/22/26  21,165,000 24,211
United Kingdom Gilt, 4.25%, 12/7/46  367,792 449
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
3/22/26  5,734,005 7,022

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
8/10/28  18,987,462 23,185
72,422
Total United Kingdom (Cost
$105,204
)
97,320
UNITED STATES 4.7%
Corporate Bonds 4.5%
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,020
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 845
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 900
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR)  (1) 1,130,000 915
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 976
Bank of America, VR, 1.379%, 2/7/25 (EUR)  (3) 1,414,000 1,515
Bank of America, VR, 1.662%, 4/25/28 (EUR)  (2)(3) 1,350,000 1,323
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,218
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 320
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 956
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 1,853
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 964
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (1) 464,000 522
Encore Capital Group, 4.875%, 10/15/25 (EUR)  (1) 540,000 549
Encore Capital Group, 5.375%, 2/15/26 (GBP)  (1) 910,000 1,009
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 295
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 93
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,015
Fiserv, 4.50%, 5/24/31 (EUR)  (2) 1,760,000 1,928
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  (2) 1,050,000 1,124
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 994
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,224
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP)  (3) 545,000 597
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (1) 625,000 597
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  (2) 1,370,000 1,508
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 737
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,311
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 511
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 782
Mondelez International, 0.25%, 3/17/28 (EUR)  925,000 860
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR)  (1) 689,000 612
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR)  (3) 1,269,000 1,207
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR)  (2)(3) 2,120,000 1,885
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR)  (3) 400,000 457
Netflix, 3.875%, 11/15/29 (EUR)  1,975,000 2,096
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,275

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 834
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 153
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  (2) 593,000 530
Upjohn Finance, 1.908%, 6/23/32 (EUR)  880,000 735
Utah Acquisition, 3.125%, 11/22/28 (EUR)  995,000 1,000
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 702
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 735
VF, 4.125%, 3/7/26 (EUR)  669,000 723
VF, 4.25%, 3/7/29 (EUR)  695,000 746
Westlake, 1.625%, 7/17/29 (EUR)  2,680,000 2,399
44,550
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (6) 3,929,813 1,980
1,980
Total United States (Cost
$51,467
)
46,530
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 5.13%  (7)(8) 35,978,702 35,979
35,979
U.S. Treasury Obligations 1.2%
U.S. Treasury Bills, 4.899%, 9/28/23  (9) 11,270,000 11,129
11,129
Total Short-Term Investments (Cost $47,115) 47,108
SECURITIES LENDING COLLATERAL 6.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 6.3%
Money Market Funds 6.3%
T. Rowe Price Government Reserve Fund, 5.13%  (7)(8) 63,157,138 63,157
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 63,157
Total Securities Lending Collateral (Cost $63,157) 63,157
Total Investments in Securities
105.4% of Net Assets
(Cost $1,128,940) $ 1,051,529

T. ROWE PRICE International Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$71,805 and represents 7.2% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 3,672 40 (45) 85
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 1,700 3 (55) 58
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 3 (5) 8
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 30 (5) 35
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 1,356 18 (30) 48
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 833 9 (2) 11
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 572 8 (10) 18
Total Greece (152) 263
Total Bilateral Credit Default Swaps, Protection Sold (152) 263
Interest Rate Swaps 0.0%
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.20%, (7 Day Interbank Repo)
Quarterly, 5/15/30 22,021 36 — 36

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.35%, (7 Day Interbank Repo)
Quarterly, 5/16/30 21,812 35 — 35
Total China — 71
Total Bilateral Interest Rate Swaps — 71
Total Bilateral Swaps (152) 334
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 2,550 (115) (103) (12)
Total Canada (12)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (12)
Credit Default Swaps, Protection Sold 0.0%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 16,035 234 (10) 244
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 18,250 125 125 —
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 1,800 24 12 12
Total Foreign/Europe 256
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) * 1,600 25 17 8
Total Greece 8
Total Centrally Cleared Credit Default Swaps,
Protection Sold 264

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.7)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.476% Quarterly, Pay Variable 2.850% (7
Day Interbank Repo) Quarterly, 6/1/28 29,985 18 — 18
5 Year Interest Rate Swap, Receive Fixed
2.562% Quarterly, Pay Variable 2.200% (7
Day Interbank Repo) Quarterly, 5/15/28 6,673 8 — 8
5 Year Interest Rate Swap, Receive Fixed
2.568% Quarterly, Pay Variable 2.350% (7
Day Interbank Repo) Quarterly, 5/16/28 22,665 28 — 28
5 Year Interest Rate Swap, Receive Fixed
2.579% Quarterly, Pay Variable 2.200% (7
Day Interbank Repo) Quarterly, 5/15/28 28,915 38 — 38
Total China 92
Foreign/Europe (0.5)%
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 3.562%
(6M EURIBOR) Semi-Annually, 10/20/25 8,110 (823) — (823)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 3.790% (6M
EURIBOR) Semi-Annually, 12/17/29 7,350 (128) — (128)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.290% (6M
EURIBOR) Semi-Annually, 3/2/32 11,900 (2,260) — (2,260)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 3.341% (6M
EURIBOR) Semi-Annually, 4/5/32 9,850 (1,530) — (1,530)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 3.587% (6M
EURIBOR) Semi-Annually, 4/21/32 3,623 (439) — (439)
10 Year Interest Rate Swap, Receive Fixed
2.440% Annually, Pay Variable 3.930% (6M
EURIBOR) Semi-Annually, 6/30/32 2,200 (145) — (145)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 3.760% (6M
EURIBOR) Semi-Annually, 11/30/32 700 (12) — (12)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 3.760% (6M
EURIBOR) Semi-Annually, 11/30/32 300 (5) — (5)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 3.714% (6M
EURIBOR) Semi-Annually, 11/24/32 843 (12) 1 (13)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 3.714% (6M
EURIBOR) Semi-Annually, 11/24/32 281 (3) 1 (4)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 3.707% (6M
EURIBOR) Semi-Annually, 11/23/32 13,600 (166) — (166)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 3.687% (6M
EURIBOR) Semi-Annually, 11/22/32 750 (9) — (9)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 3.663% (6M
EURIBOR) Semi-Annually, 11/17/32 473 (3) — (3)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 3.658% (6M
EURIBOR) Semi-Annually, 11/18/32 803 (3) 1 (4)
10 Year Interest Rate Swap, Receive Fixed
3.025% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 4/4/33 4,500 3 — 3
Total Foreign/Europe (5,538)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.500%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (612) — (612)
Total Mexico (612)
Poland 0.1%
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28 58,600 (14) — (14)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 241 1 240
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 167 — 167
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 84 — 84
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 84 1 83
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 81 — 81

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 322 — 322
Total Poland 963
United Kingdom (0.2)%
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 4.208%
(GBP SONIA) Annually, 1/27/25 50,282 (2,064) 1 (2,065)
Total United Kingdom (2,065)
Total Centrally Cleared Interest Rate Swaps (7,160)
Total Centrally Cleared Swaps (6,908)
Net payments (receipts) of variation margin to date 6,812
Variation margin receivable (payable) on centrally cleared swaps $ (96)
* Credit ratings as of June 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $5.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/7/23 KRW 944,995 USD 710 $ 7
Bank of America 7/7/23 KRW 6,346,901 USD 4,926 (107)
Bank of America 7/7/23 USD 6,955 TWD 207,947 278
Bank of America 7/14/23 DKK 11,649 USD 1,723 (15)
Bank of America 7/14/23 USD 2,546 CZK 54,662 38
Bank of America 7/21/23 AUD 3,995 USD 2,717 (54)
Bank of America 7/21/23 CAD 11,138 USD 8,295 115
Bank of America 7/21/23 USD 1,464 JPY 193,004 122
Bank of America 8/11/23 CLP 741,457 USD 909 10
Bank of America 8/18/23 USD 5,061 PLN 21,604 (239)
Bank of America 8/25/23 SEK 4,907 USD 459 (3)
Bank of America 8/25/23 USD 1,235 EUR 1,136 (8)
Bank of America 8/25/23 USD 15,259 GBP 12,172 (204)
Bank of America 9/1/23 USD 586 INR 48,771 (7)
Bank of America 9/5/23 BRL 12,981 USD 2,532 146
Bank of America 9/15/23 USD 9,424 SGD 12,596 83
Barclays Bank 7/7/23 IDR 15,759,036 USD 1,046 4
Barclays Bank 7/7/23 KRW 24,206,592 USD 18,433 (56)
Barclays Bank 7/7/23 USD 25,470 KRW 33,415,339 102
Barclays Bank 7/14/23 RON 11,613 USD 2,556 (1)
Barclays Bank 7/21/23 USD 3,071 NZD 4,923 50
Barclays Bank 8/25/23 EUR 2,332 USD 2,554 (3)
Barclays Bank 8/25/23 USD 827 EUR 772 (17)
Barclays Bank 10/6/23 KRW 33,415,339 USD 25,595 (97)
BNP Paribas 7/7/23 USD 818 IDR 12,254,572 1
BNP Paribas 7/14/23 CZK 75,026 USD 3,366 75
BNP Paribas 7/14/23 MXN 8,998 USD 488 36
BNP Paribas 7/14/23 USD 2,589 HUF 903,856 (48)
BNP Paribas 7/21/23 AUD 1,687 USD 1,117 7
BNP Paribas 7/21/23 AUD 569 USD 381 (2)
BNP Paribas 7/21/23 CAD 2,164 USD 1,589 45
BNP Paribas 7/21/23 JPY 780,079 USD 5,913 (488)
BNP Paribas 8/18/23 PLN 12,068 USD 2,915 46
BNP Paribas 8/25/23 EUR 78,998 USD 86,462 (20)
BNP Paribas 8/25/23 USD 5,092 EUR 4,726 (79)
BNP Paribas 8/25/23 USD 965 GBP 770 (13)
BNP Paribas 9/5/23 BRL 10,180 USD 2,004 97
BNP Paribas 9/8/23 USD 561 COP 2,564,489 (42)
BNP Paribas 9/8/23 USD 7,794 MYR 35,669 84
Canadian Imperial Bank
of Commerce 7/21/23 CAD 3,252 USD 2,389 67
Canadian Imperial Bank
of Commerce 9/15/23 USD 9,411 SGD 12,591 74

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 7/7/23 IDR 69,989,951 USD 4,667 $ (3)
Citibank 7/7/23 PEN 4,273 USD 1,131 46
Citibank 7/7/23 USD 589 TWD 17,983 12
Citibank 7/14/23 CZK 59,214 USD 2,686 30
Citibank 7/14/23 HUF 1,748,952 USD 5,036 66
Citibank 7/14/23 MXN 12,132 USD 699 8
Citibank 7/14/23 USD 5,167 RON 23,479 2
Citibank 7/20/23 USD 12,712 ILS 46,144 256
Citibank 7/21/23 AUD 3,821 USD 2,599 (52)
Citibank 7/21/23 JPY 813,110 USD 5,788 (134)
Citibank 7/21/23 NOK 16,159 USD 1,553 (47)
Citibank 7/21/23 USD 1,800 AUD 2,676 16
Citibank 7/21/23 USD 1,491 AUD 2,250 (9)
Citibank 8/18/23 RSD 15,855 USD 148 (1)
Citibank 8/18/23 USD 5,389 PLN 22,523 (136)
Citibank 8/18/23 USD 921 RSD 98,027 9
Citibank 8/25/23 EUR 1,187 USD 1,299 —
Citibank 8/25/23 USD 6,227 EUR 5,770 (86)
Citibank 9/8/23 USD 1,277 COP 5,770,100 (80)
Citibank 10/6/23 USD 4,661 IDR 69,989,951 14
Deutsche Bank 7/7/23 TWD 104,238 USD 3,349 (2)
Deutsche Bank 7/21/23 AUD 8,982 USD 6,092 (104)
Deutsche Bank 7/21/23 USD 2,122 NZD 3,479 (12)
Deutsche Bank 8/18/23 PLN 10,047 USD 2,429 36
Deutsche Bank 8/18/23 USD 2,510 PLN 10,604 (91)
Deutsche Bank 8/25/23 EUR 2,529 USD 2,771 (3)
Deutsche Bank 8/25/23 USD 8,672 EUR 8,038 (123)
Deutsche Bank 9/1/23 INR 216,197 USD 2,600 29
Deutsche Bank 9/1/23 USD 1,873 INR 156,461 (29)
Deutsche Bank 9/8/23 USD 3,958 MYR 18,086 48
Deutsche Bank 9/15/23 USD 2,886 ZAR 55,623 (46)
Deutsche Bank 10/6/23 USD 3,364 TWD 104,238 4
Goldman Sachs 7/7/23 IDR 61,116,410 USD 4,090 (17)
Goldman Sachs 7/7/23 TWD 183,634 USD 5,891 5
Goldman Sachs 7/7/23 USD 2,835 IDR 42,638,274 (6)
Goldman Sachs 7/7/23 USD 6,801 TWD 203,452 269
Goldman Sachs 7/14/23 CZK 120,724 USD 5,599 (61)
Goldman Sachs 7/14/23 USD 532 ZAR 9,806 11
Goldman Sachs 8/25/23 EUR 4,319 USD 4,737 (11)
Goldman Sachs 8/25/23 GBP 5,584 USD 7,015 79
Goldman Sachs 8/25/23 USD 376 EUR 347 (4)
Goldman Sachs 9/8/23 USD 4,513 THB 155,546 95
Goldman Sachs 9/15/23 CNH 63,581 USD 8,966 (164)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 10/6/23 USD 4,086 IDR 61,116,410 $ 29
Goldman Sachs 10/6/23 USD 5,920 TWD 183,634 1
HSBC Bank 7/7/23 KRW 1,916,851 USD 1,484 (29)
HSBC Bank 7/7/23 TWD 176,318 USD 5,704 (43)
HSBC Bank 7/7/23 USD 3,870 IDR 58,445,286 (25)
HSBC Bank 7/7/23 USD 1,155 TWD 34,808 37
HSBC Bank 7/14/23 USD 912 MXN 16,801 (66)
HSBC Bank 8/25/23 USD 1,871 EUR 1,723 (14)
HSBC Bank 9/1/23 INR 662,333 USD 8,012 40
HSBC Bank 9/1/23 USD 1,301 INR 108,120 (14)
HSBC Bank 9/8/23 USD 3,956 MYR 18,085 46
HSBC Bank 9/15/23 CNH 650,486 USD 91,948 (1,896)
HSBC Bank 10/6/23 USD 3,108 TWD 96,220 7
JPMorgan Chase 7/14/23 USD 562 CZK 11,982 12
JPMorgan Chase 7/14/23 USD 781 HUF 267,878 —
JPMorgan Chase 7/14/23 USD 1,201 MXN 22,161 (90)
JPMorgan Chase 7/21/23 AUD 883 USD 573 16
JPMorgan Chase 7/21/23 JPY 5,129,027 USD 36,670 (1,004)
JPMorgan Chase 7/21/23 USD 503 AUD 759 (3)
JPMorgan Chase 7/21/23 USD 645 CAD 853 1
JPMorgan Chase 7/21/23 USD 1,610 CAD 2,187 (42)
JPMorgan Chase 7/21/23 USD 4,165 JPY 600,602 (12)
JPMorgan Chase 8/18/23 RSD 15,863 USD 147 —
JPMorgan Chase 8/25/23 EUR 164 USD 180 —
JPMorgan Chase 8/25/23 GBP 1,540 USD 1,959 (2)
JPMorgan Chase 8/25/23 SEK 5,516 USD 512 1
JPMorgan Chase 8/25/23 USD 2,298 EUR 2,108 (8)
JPMorgan Chase 9/8/23 USD 4,751 THB 163,239 115
JPMorgan Chase 10/13/23 USD 734 MXN 12,829 (1)
Morgan Stanley 7/14/23 USD 2,143 MXN 39,391 (152)
Morgan Stanley 7/21/23 JPY 695,063 USD 5,015 (182)
Morgan Stanley 8/25/23 USD 4,946 EUR 4,562 (46)
Morgan Stanley 8/25/23 USD 612 GBP 494 (15)
Morgan Stanley 9/5/23 USD 4,940 BRL 25,006 (220)
Morgan Stanley 9/8/23 USD 751 COP 3,419,318 (53)
RBC Dominion Securities 7/14/23 MXN 14,325 USD 836 (1)
RBC Dominion Securities 7/14/23 USD 786 MXN 14,401 (53)
RBC Dominion Securities 7/21/23 CAD 3,379 USD 2,494 57
RBC Dominion Securities 7/21/23 JPY 48,972 USD 370 (29)
RBC Dominion Securities 7/21/23 NZD 4,448 USD 2,752 (22)
RBC Dominion Securities 7/21/23 USD 11,107 CAD 14,863 (116)
RBC Dominion Securities 8/25/23 USD 1,489 EUR 1,381 (22)
RBC Dominion Securities 10/13/23 USD 822 MXN 14,325 1

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 7/21/23 JPY 684,564 USD 4,936 $ (176)
Standard Chartered 8/25/23 USD 489 EUR 456 (9)
State Street 7/14/23 HUF 2,725,837 USD 7,682 270
State Street 7/14/23 MXN 43,929 USD 2,560 (1)
State Street 7/21/23 CAD 6,964 USD 5,243 16
State Street 7/21/23 CHF 8,131 USD 9,159 (54)
State Street 7/21/23 JPY 6,900,098 USD 52,530 (4,549)
State Street 7/21/23 USD 15,201 JPY 2,023,800 1,128
State Street 8/25/23 GBP 395 USD 490 11
State Street 8/25/23 USD 2,383 EUR 2,225 (51)
State Street 8/25/23 USD 15,285 GBP 12,172 (178)
State Street 8/25/23 USD 5,266 SEK 54,233 224
State Street 9/5/23 USD 4,943 BRL 25,006 (217)
State Street 9/15/23 USD 4,283 ZAR 83,222 (104)
State Street 10/13/23 USD 1,533 MXN 26,739 1
State Street 10/13/23 USD 984 MXN 17,190 —
UBS Investment Bank 7/7/23 USD 2,275 IDR 33,527,265 41
UBS Investment Bank 7/14/23 DKK 11,649 USD 1,723 (15)
UBS Investment Bank 7/14/23 RON 33,162 USD 7,338 (42)
UBS Investment Bank 7/14/23 USD 2,408 CZK 51,780 32
UBS Investment Bank 7/14/23 USD 2,544 HUF 897,121 (73)
UBS Investment Bank 7/14/23 USD 3,744 ZAR 69,024 82
UBS Investment Bank 7/21/23 USD 2,608 AUD 3,992 (53)
UBS Investment Bank 7/21/23 USD 3,058 NZD 4,874 67
UBS Investment Bank 8/11/23 USD 2,143 CLP 1,744,966 (21)
UBS Investment Bank 8/18/23 PLN 10,700 USD 2,622 3
UBS Investment Bank 8/25/23 USD 449 EUR 415 (6)
UBS Investment Bank 8/25/23 USD 9,503 SEK 96,760 508
UBS Investment Bank 9/8/23 USD 424 COP 1,923,367 (28)
UBS Investment Bank 9/8/23 USD 4,634 THB 159,656 100
UBS Investment Bank 9/15/23 CNH 33,608 USD 4,758 (105)
Wells Fargo 7/7/23 USD 1,175 PEN 4,273 (2)
Wells Fargo 10/6/23 PEN 4,273 USD 1,168 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ (7,198)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 95 Commonwealth of Australia ten year bond
contracts 9/23 (7,352) $ 29
Long, 279 Commonwealth of Australia three year
bond contracts 9/23 19,632 (55)
Short, 22 Euro BOBL contracts 9/23 (2,778) 26
Long, 24 Euro BTP contracts 9/23 3,041 9
Short, 140 Euro BUND contracts 9/23 (20,431) (1)
Long, 23 Euro BUXL thirty year bond contracts 9/23 3,504 105
Short, 470 Euro SCHATZ contracts 9/23 (53,774) 351
Long, 106 Government of Canada ten year bond
contracts 9/23 9,804 (82)
Short, 43 Government of Japan ten year bond
contracts 9/23 (44,268) (186)
Long, 330 Republic of South Korea ten year bond
contracts 9/23 27,789 (28)
Short, 226 Republic of South Korea three year bond
contracts 9/23 (17,792) 41
Short, 1 U.K. Gilt ten year contracts 9/23 (121) —
Short, 232 U.S. Treasury Notes five year contracts 9/23 (24,846) (4)
Short, 75 U.S. Treasury Notes ten year contracts 9/23 (8,420) (12)
Net payments (receipts) of variation margin to date (74)
Variation margin receivable (payable) on open futures contracts $ 119

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 594++
Totals $ —# $ — $ 594+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 57,376  ¤   ¤ $ 99,136
Total $ 99,136^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $594 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $99,136.

T. ROWE PRICE International Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,128,940) $ 1,051,529
Interest receivable 8,133
Cash deposits on centrally cleared swaps 6,236
Unrealized gain on forward currency exchange contracts 5,370
Cash deposits on futures contracts 2,869
Foreign currency (cost $2,287) 2,285
Receivable for investment securities sold 2,216
Receivable for shares sold 498
Unrealized gain on bilateral swaps 334
Due from affiliates 180
Variation margin receivable on futures contracts 119
Other assets 328
Total assets 1,080,097
Liabilities
Obligation to return securities lending collateral 63,157
Unrealized loss on forward currency exchange contracts 12,568
Payable for investment securities purchased 4,866
Payable for shares redeemed 486
Investment management fees payable 401
Bilateral swap premiums received 152
Variation margin payable on centrally cleared swaps 96
Payable to directors 1
Other liabilities 246
Total liabilities 81,973
NET ASSETS $ 998,124

T. ROWE PRICE International Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (183,815)
Paid-in capital applicable to 141,292,891 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 1,181,939
NET ASSETS $ 998,124
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $240,854; Shares outstanding: 34,133,272) $ 7.06
Advisor Class
(Net assets: $3,033; Shares outstanding: 436,948) $ 6.94
I Class
(Net assets: $436,178; Shares outstanding: 61,658,009) $ 7.07
Z Class
(Net assets: $318,059; Shares outstanding: 45,064,662) $ 7.06

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $7) $ 14,434
Dividend 594
Securities lending 119
Total income 15,147
Expenses
Investment management 2,319
Shareholder servicing
Investor Class $ 408
Advisor Class 19
I Class 25 452
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 18
Advisor Class 1
I Class 1 20
Custody and accounting 161
Proxy and annual meeting 149
Registration 33
Legal and audit 20
Directors 2
Miscellaneous 15
Waived / paid by Price Associates (1,156)
Total expenses 2,019
Net investment income 13,128

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (20,423)
Futures 1,230
Swaps (6,280)
Options written 38
Forward currency exchange contracts 3,058
Foreign currency transactions 855
Net realized loss (21,522)
Change in net unrealized gain / loss
Securities 22,398
Futures 3,119
Swaps 5,222
Forward currency exchange contracts (14,193)
Other assets and liabilities denominated in foreign currencies (91)
Change in net unrealized gain / loss 16,455
Net realized and unrealized gain / loss (5,067)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 8,061

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,128 $ 20,631
Net realized loss (21,522) (165,041)
Change in net unrealized gain / loss 16,455 (100,441)
Increase (decrease) in net assets from operations 8,061 (244,851)
Distributions to shareholders
Net earnings
Investor Class (2,943) (3,117)
Advisor Class (65) (27)
I Class (5,404) (4,097)
Z Class (4,324) (3,989)
Tax return of capital – –
Investor Class – (2,400)
Advisor Class – (11)
I Class – (3,846)
Z Class – (3,054)
Decrease in net assets from distributions (12,736) (20,541)
Capital share transactions
*
Shares sold
Investor Class 13,111 32,605
Advisor Class 96 542
I Class 55,502 259,162
Z Class 90,193 11,806
Distributions reinvested
Investor Class 2,846 5,202
Advisor Class 65 38
I Class 5,211 7,507
Z Class 4,368 7,024
Shares redeemed
Investor Class (28,203) (180,725)
Advisor Class (337) (1,067)
I Class (24,065) (169,317)
Z Class (8,913) (80,612)
Increase (decrease) in net assets from capital
share transactions 109,874 (107,835)

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 105,199 (373,227)
Beginning of period 892,925 1,266,152
End of period $ 998,124 $ 892,925
*Share information (000s)
Shares sold
Investor Class 1,824 4,283
Advisor Class 14 69
I Class 7,723 32,754
Z Class 12,463 1,554
Distributions reinvested
Investor Class 399 679
Advisor Class 9 5
I Class 729 990
Z Class 613 916
Shares redeemed
Investor Class (3,931) (22,005)
Advisor Class (48) (140)
I Class (3,340) (22,450)
Z Class (1,246) (10,647)
Increase (decrease) in shares outstanding 15,209 (13,992)

T. ROWE PRICE International Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the
fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation.
The fund has four classes of shares: the International Bond Fund (Investor Class), the International Bond Fund–Advisor Class (Advisor Class), the International
Bond Fund–I Class (I Class), and the International Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest

T. ROWE PRICE International Bond Fund

income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of

T. ROWE PRICE International Bond Fund

contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE International Bond Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 941,264 $ — $ 941,264
Short-Term Investments 35,979 11,129 — 47,108
Securities Lending Collateral 63,157 — — 63,157
Total Securities 99,136 952,393 — 1,051,529
Swaps* — 1,518 — 1,518
Forward Currency Exchange
Contracts — 5,370 — 5,370
Futures Contracts* 561 — — 561
Total $ 99,697 $ 959,281 $ — $ 1,058,978
Liabilities
Swaps* $ — $ 8,244 $ — $ 8,244
Forward Currency Exchange
Contracts — 12,568 — 12,568
Futures Contracts* 368 — — 368
Total $ 368 $ 20,812 $ — $ 21,180
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Futures $ 1,704
Foreign exchange derivatives Forwards 5,370
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 375
*
Total $ 7,449
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 8,600
Foreign exchange derivatives Forwards 12,568
Credit derivatives Centrally Cleared Swaps 12
Total $ 21,180
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 185 $ 185
Interest rate
derivatives — — 1,230 — (4,334) (3,104)
Foreign
exchange
derivatives (1,470) 38 — 3,058 — 1,626
Credit
derivatives — — — — (2,131) (2,131)
Total $ (1,470) $ 38 $ 1,230 $ 3,058 $ (6,280) $ (3,424)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 212 $ 212
Interest rate
derivatives — — 3,119 — 2,937 6,056
Foreign
exchange
derivatives 599 — — (14,193) — (13,594)
Credit
derivatives — — — — 2,073 2,073
Total $ 599 $ — $ 3,119 $ (14,193) $ 5,222 $ (5,253)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE International Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of June 30, 2023, cash of $9,105,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 842 $ (637) $ 205 $ (309) $ —
Barclays Bank 189 (174) 15 (30) —
BNP Paribas 391 (692) (301) 312 11
Canadian Imperial
Bank of Commerce 141 — 141 — 141
Citibank 548 (548) — 152 152
Deutsche Bank 117 (410) (293) 322 29
Goldman Sachs 489 (263) 226 (300) —
HSBC Bank 130 (2,087) (1,957) 1,938 —
JPMorgan Chase 145 (1,162) (1,017) 996 —
Morgan Stanley 17 (668) (651) 571 —
RBC Dominion
Securities 58 (243) (185) — —
Standard Chartered — (185) (185) — —
State Street 1,650 (5,154) (3,504) 3,464 —
UBS Investment
Bank 833 (343) 490 (579) —
Wells Fargo 2 (2) — — —
Total $ 5,552 $ (12,568)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 45%
and 49% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible

T. ROWE PRICE International Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 21% and 24% of net assets.
Options   The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund.
During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 20% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are

T. ROWE PRICE International Bond Fund

reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2023, the notional amount of protection sold by the fund totaled $52,289,000
(5.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform

T. ROWE PRICE International Bond Fund

in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 20% and 30% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE International Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $59,886,000;
the value of cash collateral and related investments was $63,157,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $401,229,000 and $220,173,000, respectively, for the six months ended
June 30, 2023.

T. ROWE PRICE International Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $55,351,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,131,010,000. Net unrealized loss aggregated $93,118,000 at period-end, of which $18,206,000 related to appreciated investments and $111,324,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE International Bond Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense

T. ROWE PRICE International Bond Fund

limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,212,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE International Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $322,000 for T. Rowe Price Services, Inc.; and $4,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $4,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, approximately 4%
of the outstanding shares of the I Class were held by college savings plans.
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.67% 1.09% 0.05% 0.00%
Expense limitation date 04/30/25 04/30/25 04/30/25 N/A
(Waived)/repaid during the
period ($000s) $(292) $(1) $(84) $(779)

T. ROWE PRICE International Bond Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2023, approximately 7% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE International Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE International Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE International Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale and protect against an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Expense Universe, and Advisor
Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor
Class Expense Group and Advisor Class Expense Group) and second quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F76-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023